CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentrations
12.	CONCENTRATIONS
The Company has one major power customer, NYISO, that accounted for 13% and 15% of its revenue for the three and six months ended June 30, 2021, respectively, and 27% for the three and six months ended June 30, 2020. 100% of accounts receivable were due from this customer at June 30, 2021 and December 31, 2020.
For cryptocurrency mining, Greenidge considers its mining pool operators to be its customers. Greenidge has historically used a limited number of pool operators that have operated under contracts with a one-day
term, which

allows Greenidge the option to change pool operators at any time. Revenue from the Company’s largest pool operator customer accounted for approximately 75% and 73% of total revenue for the three and six months ended June 30, 2021, respectively, and approximately 61% and 65% of total revenue for the three and six months ended June 30, 2020, respectively.
The Company has one major power vendor that accounted for approximately 56% and 59% of cost of revenue for the three and six months ended June 30, 2021, respectively, and approximately 52% and 59% of cost of revenue for the three and six months ended June 30, 2020, respectively.

9.	CONCENTRATIONS
The Company has one major power customer, the NYISO, that accounts for 35.7% and 90.8% of its revenue for the years ended December 31, 2020 and 2019, respectively. All amounts receivable were due from this customer at December 31, 2020 and 2019.
The Company has one major power vendor that accounted for approximately 56.8% and 55.6% of cost of revenue for the years ended December 31, 2020 and 2019, respectively.
Revenues from Greenidge’s largest pool operator customer comprised approximately 57% of total revenue for the year ended December 31, 2020.